AIG Consumer Insurance 2919 Allen Parkway Houston, Texas 77019 www.aig.com
Nori L. Gabert Associate General Counsel and Vice President T 713 831 5165 F 713 831 5931 nori.gabert@valic.com

VIA EDGAR

February 13, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:   Anchor Series Trust (the “Company”)

         (Securities Act File No. 2-86188;

         Investment Company Act File No. 811-3836)

Ladies and Gentlemen:

On behalf of Growth Portfolio (the “Portfolio”), a series of the Company, I hereby transmit for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 64 (the “Amendment”) to the Company’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed pursuant to Rule 485(a)(1) of the Securities Act for the purpose of including changes to the Portfolio’s prospectus and statement of additional information with respect to a change of investment goal and investment strategy for the of Portfolio.

The Board of Trustees of the Portfolio approved the changes to the investment strategies.

Should members of the Staff have any questions or comments regarding the materials, they should call the undersigned at (713) 831-5165.

Very truly yours,

/s/ NORI L. GABERT

Nori L. Gabert

Enclosures